November 4, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:	Filing – Rule 497(j)

RE:	The Dreyfus/Laurel Funds Tax Free Municipal Funds
Dreyfus BASIC California Municipal Money Market Fund
Dreyfus BASIC Massachusetts Municipal Money Market Fund
Dreyfus BASIC New York Municipal Money Market Fund
Registration Statement File No. 33-43845
CIK No. 717341

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and newly combined Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 58 to the
Registration Statement, electronically filed with the Securities and Exchange
Commission on October 27, 2004.

Very truly yours,

/s/ Joe A. Arroyo
Joe A. Arroyo

cc: KPMG LLP
Strook & Stroock & Lavan LLP